StepStone Private Infrastructure Fund

Consolidated Schedule of Investments
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Co-Investments - Non-Controlled/Non-Affiliated - 14.6% of NAV					1,2,3,4
Europe - 3.7% of NAV
EQT Active Core Infrastructure Co-Investment (G) SCSP	Infrastructure Assets	03/24/2025	$12,987,469	$13,896,032
KKR Devonshire Co-Invest L.P.	Infrastructure Assets	03/26/2025	5,125,155	5,701,105	*
KKR Optics Co-Invest Blocker L.P.	Infrastructure Assets	05/23/2024	3,918,411	5,017,490	*
MEIF 7 Earth Co-Invest SCSp	Infrastructure Assets	08/25/2025	10,048,388	9,858,020	*
Total Europe			$32,079,423	$34,472,647

North America - 10.9% of NAV
Ara Energy I Power Blocked Co-Investment, LP	Infrastructure Assets	12/12/2025	$—	$—	*,⁺
Buckeye Co-Invest II, LP	Infrastructure Assets	07/26/2024	4,145,769	4,487,068
ECP V (California Co-Invest), LP	Infrastructure Assets	05/26/2024	6,087,556	6,032,348	*
KKR Dino Co-Invest L.P.	Infrastructure Assets	03/26/2025	15,751,245	16,251,798
Northleaf WASH Co-Investment LP	Infrastructure Assets	07/01/2025	10,142,959	10,004,956	*
Peggy Aggregator, LLC	Infrastructure Assets	12/02/2025	55,276,188	55,000,000	*,5,6
Sandbrook rPlus Co-Invest II LP	Infrastructure Assets	05/21/2024	3,110,655	3,785,651	*,⁺
Stonepeak Ace (Co-Invest) Holdings (CYM) LP	Infrastructure Assets	04/26/2024	3,983,652	4,917,970	*,⁺
Total North America			$98,498,024	$100,479,791
Total Non-Controlled/Non-Affiliated Co-Investments			$130,577,447	$134,952,438

Primary Investments - Non-Controlled/Non-Affiliated - —% of NAV					1,2,3,4
North America - —% of NAV
Ara Energy Fund I-A, SCSp	Infrastructure Assets	12/12/2025	$—	$—	*,⁺
Total North America			$—	$—
Total Non-Controlled/Non-Affiliated Primary Investments			$—	$—

Secondary Investments - Non-Controlled/Non-Affiliated - 70.4% of NAV					1,2,3,4
Europe - 30.6% of NAV
Antin Infrastructure Partners II LP	Infrastructure Assets	10/02/2023	$522,404	$962	*,7
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,660,517	4,806,436	⁺
ARDIAN Infrastructure Fund V S.C.A., SICAR	Infrastructure Assets	10/04/2024	4,353,932	5,152,390	⁺
Compass European Infrastructure SCSp	Infrastructure Assets	11/03/2023	4,646,866	6,081,845	⁺
Daiwa ICP Infrastructure Investments 2 L.P.	Infrastructure Assets	09/12/2024	9,127,272	10,026,445	⁺
DIF Core Infrastructure Fund II SCSp	Infrastructure Assets	09/30/2024	4,793,146	5,728,334	⁺
DIF Infrastructure VI SCSp	Infrastructure Assets	09/30/2024	4,433,359	5,354,731	⁺
EQT Infrastructure Fund II (No.1) SCSp	Infrastructure Assets	11/08/2023	178,716	9,199	*,⁺
EQT Infrastructure Fund III (No.1) SCSp	Infrastructure Assets	11/08/2023	231,507	325,295	*,⁺
EQT Infrastructure IV (No.1) EUR SCSp	Infrastructure Assets	07/01/2025	16,267,251	16,041,576	*,⁺
EQT Infrastructure IV (No.2) USD SCSp	Infrastructure Assets	10/10/2023	7,174,892	9,487,502	*,⁺,8
EQT Infrastructure V (No.1) EUR SCSp	Infrastructure Assets	07/05/2024	29,404,826	35,759,721	*,⁺
GIP Pegasus Fund, L.P.	Infrastructure Assets	08/20/2024	5,279,932	5,605,031
iCON Infrastructure Partners III, L.P.	Infrastructure Assets	09/29/2023	3,131,406	2,046,883	*,⁺,8
InfraVia European Fund III FPCI	Infrastructure Assets	09/30/2024	2,553,220	1,474,412	⁺

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote

Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Europe (continued)
InfraVia European Fund III SCSp	Infrastructure Assets	09/30/2023	$2,474,773	$1,876,651	⁺,7
InfraVia European Fund IV FPCI	Infrastructure Assets	10/02/2024	3,834,986	4,856,122	⁺
InfraVia European Fund V FPCI	Infrastructure Assets	10/02/2024	6,098,911	7,324,730	⁺
InfraVia European Fund V SCSp	Infrastructure Assets	12/31/2025	41,882,582	45,188,062	*,⁺
Macquarie European Infrastructure Fund 6 SCSp	Infrastructure Assets	10/01/2024	78,230,845	87,025,544	⁺
MML Keystone SCSp	Infrastructure Assets	09/24/2024	10,482,551	14,398,140	⁺
NIC Battery Acquisition LP	Infrastructure Assets	10/16/2024	3,338,433	5,773,337	*,⁺
Pan-European Infrastructure II, S.C.S.	Infrastructure Assets	10/03/2024	2,276,702	3,253,287	⁺
Pan-European Infrastructure III, SCSp	Infrastructure Assets	10/03/2024	4,399,548	5,130,489	⁺
Total Europe			$249,778,577	$282,727,124

North America - 38.3% of NAV
ArcLight Infrastructure Partners Feeder-B, L.P.	Infrastructure Assets	10/16/2025	$9,582,247	$10,537,588	⁺
Blue Road Capital PV II, L.P.	Infrastructure Assets	08/26/2024	10,002,879	12,820,813	*,⁺
Brookfield Americas Infrastructure Fund, L.P.	Infrastructure Assets	09/29/2023	97,903	48,222	⁺,9
Brookfield Infrastructure Fund III-A, L.P.	Infrastructure Assets	09/29/2023	1,443,803	1,688,836	⁺,9
Brookfield Infrastructure Fund IV (ER) SCSP	Infrastructure Assets	12/31/2023	4,144,591	4,695,346	⁺,9
DC Front Range Holdings I, LP	Infrastructure Assets	10/03/2025	12,413,695	14,108,029	*
DC Trident Holdings I, LP	Infrastructure Assets	10/03/2025	15,585,669	16,984,459	*
DigitalBridge Partners, LP	Infrastructure Assets	10/03/2025	21,084,211	23,240,429	*,⁺,9
DigitalBridge Valhalla Partners I-B, L.P.	Infrastructure Assets	10/03/2025	16,780,020	18,717,723	*
EIV Capital Fund V-A, LP	Infrastructure Assets	11/17/2025	10,204,955	11,364,695	⁺
ERA Blade Continuation Fund Parallel LP	Infrastructure Assets	08/11/2025	17,656,728	16,885,135	⁺
Global Energy & Power Infrastructure Fund II, L.P.	Infrastructure Assets	10/05/2023	1,146,624	1,197,727	⁺,10
Global Infrastructure Partners III-C, L.P.	Infrastructure Assets	09/29/2023	2,403,387	2,930,336	⁺,9
Global Infrastructure Partners IV-C, L.P.	Infrastructure Assets	06/30/2025	81,008,451	84,137,062	⁺
InstarAGF Essential Infrastructure Fund LP	Infrastructure Assets	09/30/2024	2,061,545	2,990,418	⁺
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Infrastructure Assets	07/01/2025	23,883,661	35,364,485	*,⁺,10
KKR Global Infrastructure Investors II (EEA) L.P.	Infrastructure Assets	01/01/2024	214,251	423,682	⁺,8
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Infrastructure Assets	04/01/2024	7,050,425	7,501,935	⁺,8
KKR Global Infrastructure Investors III L.P.	Infrastructure Assets	07/01/2025	9,338,883	9,073,965	⁺
KKR Global Infrastructure Investors IV (EUR) SCSp	Infrastructure Assets	10/01/2024	9,447,527	11,435,880	⁺
KKR Global Infrastructure Investors IV (USD) SCSp	Infrastructure Assets	07/01/2024	27,019,339	31,902,101	⁺
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Infrastructure Assets	07/19/2024	6,434,423	8,043,139	*,⁺
Sterling Investment Partners XK Opportunities Fund-A, L.P.	Infrastructure Assets	10/23/2025	18,829,309	18,607,265	*,⁺
Stonepeak Infrastructure Fund II LP	Infrastructure Assets	10/02/2023	367,573	187,875	⁺,10
Stonepeak Infrastructure Fund LP	Infrastructure Assets	10/02/2023	1,228,546	548,588	⁺,10
Strategic Value Spurs A, L.P.	Infrastructure Assets	12/13/2024	7,343,527	8,144,849	*,⁺
Total North America			$316,774,172	$353,580,582

StepStone Private Infrastructure Fund

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnote
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Rest of World - 1.5% of NAV
Walker Aggregator LP.	Infrastructure Assets	09/19/2025	$13,887,564	$13,485,183
Total Rest of World			$13,887,564	$13,485,183
Total Non-Controlled/Non-Affiliated Secondary Investments			$580,440,313	$649,792,889

Short-Term Investments - Non-Controlled/Non-Affiliated - 5.9% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 3.67% (54,635,634 shares)	Money Market	N/A	$54,635,634	$54,635,634	11, 12
Total Non-Controlled/Non-Affiliated Short-Term Investments			$54,635,634	$54,635,634
Total Non-Controlled/Non-Affiliated Investments - 90.9% of NAV			$765,653,394	$839,380,961
Other assets in excess of liabilities - 9.1% of NAV				$84,923,072
Net Assets - 100.0% of NAV				$924,304,033

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).
5	The fair value of the investment was determined using significant unobservable inputs.
6	All or a portion of this security is held by STRUCTURE LLC Series A.
7	All or a portion of this security is held by STRUCTURE Cayman II LLC.
8	All or a portion of this security is held by STRUCTURE Cayman III LLC.
9	All or a portion of this security is held by STRUCTURE Cayman IV LLC.
10	All or a portion of this security is held by STRUCTURE Cayman LLC.
11	The audited financial statements of the investment can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.

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